Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Statement [Line Items]
Future payable representing contracts and other commitments	$ 3,367
2030 [Member]
Statement [Line Items]
Future payable representing contracts and other commitments	72
2029 [Member]
Statement [Line Items]
Future payable representing contracts and other commitments	70
Later than one year and not later than two years [member]
Statement [Line Items]
Future payable representing contracts and other commitments	2,625
Later than two years and not later than three years [member]
Statement [Line Items]
Future payable representing contracts and other commitments	532
Later than three years and not later than four years [member]
Statement [Line Items]
Future payable representing contracts and other commitments	$ 68